UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512

                         OPPENHEIMER CAPITAL INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Capital Income Fund


STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--48.8%
CONSUMER DISCRETIONARY--2.8%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Domino's Pizza, Inc.                                                          21,000    $       576,660
-----------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.(1)                                                   115,000          3,650,100
                                                                                        ------------------
                                                                                              4,226,760
-----------------------------------------------------------------------------------------------------------
MEDIA--0.0%
Regal Entertainment Group                                                     28,750            598,288
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
CSK Auto Corp.(1,2)                                                        5,069,250         84,403,013
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
B&G Foods, Inc.                                                              880,000         17,248,000
-----------------------------------------------------------------------------------------------------------
TOBACCO--8.0%
Altria Group, Inc.(3)                                                      2,200,000        185,262,000
-----------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                 1,150,000         71,725,500
                                                                                        ------------------
                                                                                            256,987,500
-----------------------------------------------------------------------------------------------------------
ENERGY--15.0%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--15.0%
BP plc, ADR                                                                  500,000         34,040,000
-----------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                 96,000          6,942,720
-----------------------------------------------------------------------------------------------------------
ConocoPhillips(3)                                                             80,000          5,384,000
-----------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC(2)                                            700,278         34,523,695
-----------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, Cl. A                                            62,000          3,103,720
-----------------------------------------------------------------------------------------------------------
Hess Corp.                                                                   129,999          6,535,050
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                               3,687,501        169,625,024
-----------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.(3)                                                     1,550,750        162,751,213
-----------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                   217,500         10,948,950
-----------------------------------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                                                620,000         16,423,800
-----------------------------------------------------------------------------------------------------------
Valero GP Holdings LLC                                                     1,222,500         25,782,525
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)(3)                                                 304,700          8,458,472
                                                                                        ------------------
                                                                                            484,519,169
-----------------------------------------------------------------------------------------------------------
FINANCIALS--14.3%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
U.S. Bancorp(3)                                                            1,000,000         33,640,000
-----------------------------------------------------------------------------------------------------------
Wachovia Corp.(3)                                                            202,500         10,973,475
                                                                                        -------------------
                                                                                             44,613,475
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
SLM Corp.                                                                     16,100            738,024
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
Bank of America Corp.                                                      1,672,500         90,064,125
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            2,407,500        119,387,925
                                                                                        ------------------
                                                                                            209,452,050
-----------------------------------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.(3)                                                                  867,500         49,308,700
-----------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                        900,000         88,569,000

1  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Fidelity National Title Group, Inc., Cl. A                                   257,500    $     5,829,800
                                                                                        -------------------
                                                                                            143,707,500
-----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.6%
Anthracite Capital, Inc.                                                     857,200         10,860,724
-----------------------------------------------------------------------------------------------------------
Crystal River Capital, Inc.                                                  435,000          9,991,950
                                                                                        ------------------
                                                                                             20,852,674
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Washington Mutual, Inc.                                                    1,000,000         43,680,000
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Pfizer, Inc.(3)                                                            1,500,000         41,235,000
-----------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR(3)                                                     97,500          4,290,975
                                                                                        -------------------
                                                                                             45,525,975
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.1%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Raytheon Co.(3)                                                            1,000,000         51,040,000
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
General Electric Co.                                                       1,182,500         41,718,600
-----------------------------------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                                     80,000          7,636,000
                                                                                        -------------------
                                                                                             49,354,600
-----------------------------------------------------------------------------------------------------------
MARINE--0.0%
Seaspan Corp.                                                                 55,000          1,214,400
-----------------------------------------------------------------------------------------------------------
MATERIALS--0.3%
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Packaging Corp. of America(3)                                                422,500          9,527,375
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
BellSouth Corp.(3)                                                           100,000          4,459,000
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                1,275,000         18,066,750
-----------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                 1,125,000         20,835,000
-----------------------------------------------------------------------------------------------------------
Embarq Corp.(3)                                                               60,000          3,087,000
-----------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                             1,000,000         18,470,000
-----------------------------------------------------------------------------------------------------------
Windstream Corp.                                                           1,250,000         17,425,000
                                                                                        -------------------
                                                                                             82,342,750
-----------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.8%
Sempra Energy(3)                                                             500,000         27,250,000
                                                                                        -------------------
Total Common Stocks (Cost $930,280,037)                                                   1,577,281,553
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--6.7%
AES Trust III, 6.75% Cv.                                                     190,000          9,357,500
-----------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                           217,500          6,668,550
-----------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                       1,500          1,943,063
-----------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.(3)            497,100         20,008,275
-----------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                        1,050,000         26,418,000
-----------------------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                 37,925         38,930,013

2  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                                   22,500    $     6,206,400
-----------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg.              750,000         22,687,500
-----------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.          1,775,000         46,576,000
-----------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities                                                                   378,569         18,549,881
-----------------------------------------------------------------------------------------------------------
XL Capital Ltd., 7% Cv.                                                      775,000         20,196,500
                                                                                        -------------------
Total Preferred Stocks (Cost $201,757,383)                                                  217,541,682

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43       $  2,670,000          2,629,339
-----------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     2,061,719          2,100,836
-----------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                       1,676,360          1,694,172
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                       660,000            659,461
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                    4,002,008          4,053,286
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                    3,292,998          3,389,741
-----------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                   3,193,494          3,189,255
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                    1,022,806          1,023,477
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                             11,860,196         11,556,571
5%, 8/1/33                                                                 6,398,667          6,270,262
5%, 12/1/36(4)                                                             1,612,000          1,575,730
6%, 5/1/18                                                                 3,985,001          4,057,975
6.50%, 4/1/18-4/1/34                                                       2,036,017          2,087,988
7%, 9/1/23-3/1/35                                                          9,941,617         10,252,144
8%, 4/1/16                                                                   522,177            552,929
9%, 8/1/22-5/1/25                                                            157,304            168,660
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                           661,009            680,747
Series 2043, Cl. ZP, 6.50%, 4/15/28                                        1,972,030          2,024,590
Series 2053, Cl. Z, 6.50%, 4/15/28                                           733,874            755,238
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          895,729            915,121
Series 2075, Cl. D, 6.50%, 8/15/28                                         2,380,002          2,446,810
Series 2080, Cl. Z, 6.50%, 8/15/28                                           582,538            596,108
Series 2326, Cl. ZP, 6.50%, 6/15/31                                          726,950            748,185
Series 2387, Cl. PD, 6%, 4/15/30                                             375,313            375,755
Series 2500, Cl. FD, 5.82%, 3/15/32(5)                                       324,138            326,421
Series 2526, Cl. FE, 5.72%, 6/15/29(5)                                       439,093            438,624
Series 2551, Cl. FD, 5.72%, 1/15/33(5)                                       342,763            346,219
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 13.174%, 6/1/26(6)                                       602,633            121,176
Series 183, Cl. IO, 9.842%, 4/1/27(6)                                        930,827            187,921

3  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
Series 184, Cl. IO, 15.245%, 12/1/26(6)                                 $    989,290    $       199,660
Series 192, Cl. IO, 13.219%, 2/1/28(6)                                       300,894             57,655
Series 200, Cl. IO, 12.287%, 1/1/29(6)                                       362,319             72,717
Series 2003-118, Cl. S, 9.27%, 12/25/33(6)                                 5,080,190            622,401
Series 2005-87, Cl. S G, 10.013%, 10/25/35(6)                              8,608,619            500,670
Series 2130, Cl. SC, (2.182)%, 3/15/29(6)                                    705,159             49,212
Series 2796, Cl. SD, 0.672%, 7/15/26(6)                                    1,055,320             79,359
Series 2920, Cl. S, (1.787)%, 1/15/35(6)                                   6,011,332            285,286
Series 3000, Cl. SE, (2.753)%, 7/15/25(6)                                  6,437,794            242,721
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 4.507%, 6/1/26(7)                  286,841            240,143
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/1/18-12/1/21(4)                                                  13,008,237         12,689,973
5%, 3/1/18-11/1/33                                                        36,652,226         36,118,698
5%, 12/1/21-12/1/36(4)                                                    41,145,000         40,535,493
5.50%, 1/1/33-4/1/34                                                      20,236,366         20,220,836
5.50%, 12/1/21-12/1/36(4)                                                 25,990,000         26,006,919
6%, 8/1/32-11/1/33                                                        12,950,068         13,134,363
6%, 12/18/21-4/1/33(4)                                                    24,998,188         25,435,930
6.50%, 5/1/17-11/1/31                                                     18,111,957         18,615,870
6.50%, 12/1/36(4)                                                         18,625,000         19,009,141
7%, 11/1/17-7/1/35                                                         9,390,895          9,702,983
7.50%, 1/1/33-3/1/33                                                      13,256,593         13,869,231
8.50%, 7/1/32                                                                 48,491             52,312
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                       2,037,170          2,106,964
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                       1,842,583          1,907,883
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           208,197            207,981
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                     2,523,629          2,591,511
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           326,179            326,645
Trust 2001-72, Cl. NH, 6%, 4/25/30                                            81,213             81,155
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            47,600             47,491
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                      1,043,206          1,078,423
Trust 2002-77, Cl. WF, 5.72%, 12/18/32(5)                                    509,317            513,486
Trust 2002-9, Cl. PC, 6%, 3/25/17                                          7,598,876          7,743,501
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                      1,903,000          1,896,654
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                      1,921,000          1,926,710
Trust 2004-101, Cl. BG, 5%, 1/25/20                                        2,550,000          2,517,062
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                    1,560,000          1,528,234
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                    7,321,312          7,240,457
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                      1,430,000          1,434,376
Trust 2006-46, Cl. SW, 4.693%, 6/25/36(5)                                    900,424            920,229
Trust 2006-50, Cl. KS, 4.693%, 6/25/36(5)                                  3,093,841          3,137,962
Trust 2006-50, Cl. SA, 4.693%, 6/25/36(5)                                  1,834,716          1,853,006
Trust 2006-50, Cl. SK, 4.693%, 6/25/36(5)                                    245,886            247,920
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                      6,113,722          6,143,453

4  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 5.789%, 3/17/31(6)                               $    870,171    $       119,086
Trust 2002-47, Cl. NS, 0.413%, 4/25/32(6)                                  1,281,955            112,406
Trust 2002-51, Cl. S, 0.532%, 8/25/32(6)                                   1,177,010            103,204
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-65, Cl. S, 8.699%, 11/25/31(6)                                  2,924,183            281,719
Trust 2001-81, Cl. S, 1.984%, 1/25/32(6)                                     668,656             56,375
Trust 2002-52, Cl. SD, (2.64)%, 9/25/32(6)                                 1,379,386            112,886
Trust 2002-75, Cl. SA, 9.864%, 11/25/32(6)                                 3,435,926            331,621
Trust 2002-77, Cl. SH, 2.025%, 12/18/32(6)                                   822,924             74,842
Trust 2002-89, Cl. S, 10.724%, 1/25/33(6)                                  3,452,461            291,280
Trust 2002-9, Cl. MS, 1.502%, 3/25/32(6)                                     801,032             71,495
Trust 2003-33, Cl. SP, 11.283%, 5/25/33(6)                                 2,892,429            364,146
Trust 2003-46, Cl. IH, 6.736%, 6/25/33(6)                                  6,088,587          1,196,281
Trust 2004-54, Cl. DS, (5.271)%, 11/25/30(6)                               1,310,227             81,438
Trust 2005-19, Cl. SA, (3.159)%, 3/25/35(6)                               15,360,990            820,060
Trust 2005-40, Cl. SA, (3.22)%, 5/25/35(6)                                 3,566,270            191,491
Trust 2005-6, Cl. SE, (2.285)%, 2/25/35(6)                                 4,220,944            229,797
Trust 2005-71, Cl. SA, 3.302%, 8/25/25(6)                                  4,068,686            255,662
Trust 2006-119, Cl. MS, 8.866%, 12/25/36(6)                                3,456,000            195,313
Trust 2006-33, Cl. SP, 13.485%, 5/25/36(6)                                 8,275,765            754,253
Trust 222, Cl. 2, 13.528%, 6/1/23(6)                                       2,124,158            433,805
Trust 240, Cl. 2, 17.708%, 9/1/23(6)                                       3,259,305            667,030
Trust 252, Cl. 2, 11.983%, 11/1/23(6)                                      1,581,560            351,457
Trust 273, Cl. 2, 14.326%, 8/1/26(6)                                         446,151             88,944
Trust 303, Cl. IO, 13.372%, 11/1/29(6)                                       571,094            127,875
Trust 308, Cl. 2, 14.114%, 9/1/30(6)                                       1,607,832            350,339
Trust 321, Cl. 2, 6.981%, 4/1/32(6)                                        6,479,176          1,364,456
Trust 322, Cl. 2, 14.944%, 4/1/32(6)                                       2,485,171            507,067
Trust 329, Cl. 2, 10.042%, 1/1/33(6)                                       3,281,289            713,168
Trust 331, Cl. 9, 8.237%, 2/1/33(6)                                        1,805,576            407,719
Trust 334, Cl. 17, 16.577%, 2/1/33(6)                                      1,047,988            226,268
Trust 340, Cl. 2, 7.009%, 9/1/33(6)                                        1,993,450            456,802
Trust 342, Cl. 2, 10.90%, 9/1/33(6)                                        2,868,725            598,649
Trust 344, Cl. 2, 7.236%, 12/1/33(6)                                       1,311,782            272,529
Trust 362, Cl. 12, 4.191%, 8/1/35(6)                                       5,506,270          1,089,473
Trust 362, Cl. 13, 4.212%, 8/1/35(6)                                       3,057,131            607,315
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 1993-184, Cl. M, 5.676%, 9/25/23(7)                                    737,599            613,054
Trust 340, Cl. 1, 5.539%, 9/1/33(7)                                        1,993,450          1,502,073
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                    1,720,000          1,699,291

5  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                 $  1,590,000    $     1,584,538
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29           589,374            592,440
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                  207,489            221,405
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (5.129)%, 1/16/27(6)                               1,436,036             98,821
Series 2002-15, Cl. SM, (8.507)%, 2/16/32(6)                               1,293,971             86,556
Series 2002-41, Cl. GS, 2.906%, 6/16/32(6)                                   755,230            120,269
Series 2002-76, Cl. SY, (4.957)%, 12/16/26(6)                              3,179,141            229,995
Series 2004-11, Cl. SM, (7.941)%, 1/17/30(6)                               1,115,973             76,961
Series 2006-47, Cl. SA, 14.403%, 8/16/36(6)                               10,679,941            582,959
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                   1,990,000          1,952,293
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                   1,750,000          1,759,016
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                    640,000            631,858
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                  2,280,000          2,264,582
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                      1,900,000          1,897,642
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                       2,561,523          2,562,062
Series 2004-9, Cl. A3, 4.70%, 8/25/34(5)                                   1,261,231          1,253,138
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                    2,380,000          2,564,277
-----------------------------------------------------------------------------------------------------------
RALI:
Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                    1,294,553          1,296,497
Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                      3,814,758          3,809,982
-----------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                      3,590,000          3,570,291
-----------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.672%, 5/25/35(5)                                1,239,476          1,236,870
                                                                                        -------------------
Total Mortgage-Backed Obligations (Cost $394,479,059)                                       394,530,538
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.7%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35(5)                               1,310,000          1,311,283
-----------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.38%, 4/20/08(5)                                           900,000            900,850
-----------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 5.80%, 5/25/34(5)                    4,500,000          4,516,615
-----------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B, 5.42%, 5/26/36(5)                   1,810,000          1,811,327
-----------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile
Asset-Backed Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09             2,990,000          2,956,514

6  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                 $    748,963    $       746,023
Series 2005-D, Cl. AV2, 5.59%, 10/25/35(5)                                 2,550,000          2,552,549
-----------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.42%, 5/16/36(5)                                  2,270,000          2,271,688
-----------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                          430,000            423,825
-----------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07(8)                                                                 2,890,000          2,919,242
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed
Certificates, Series 2002-4, Cl. A1, 5.69% 2/25/33(5)                         44,821             44,874
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(5)                   920,000            919,853
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36(5)                                1,163,737          1,165,028
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(5)                                 620,000            619,595
-----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35(5)                 3,800,000          3,803,711
-----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.42%, 7/25/36(5)                  1,790,000          1,791,074
-----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36(5)                  1,044,477          1,045,167
-----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36(5)                     920,000            920,552
-----------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                       1,331,282          1,323,225
-----------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.58%, 1/20/35(5)                     1,277,600          1,279,520
-----------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                   1,370,870          1,362,256
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(5)                                 1,545,444          1,540,915
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                   1,216,539          1,212,490
-----------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.67%, 3/15/16(5)                                  4,080,000          4,331,193
-----------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.58%, 7/25/35(5)                               1,100,000          1,102,216
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.42%, 7/1/36(5)                                   3,010,000          3,011,808
-----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. A F2, 3.735%, 11/10/34(5)                   178,509            177,844
-----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. A F2, 3.914%, 5/25/35(5)                    299,704            298,548
-----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. A F2, 4.415%, 4/25/35(5)                  1,040,000          1,031,696
-----------------------------------------------------------------------------------------------------------
RAMP:
Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates,
Series 2004-RS7, Cl. AI32 4.45%, 7/25/28                                   1,393,892          1,383,543

7  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-----------------------------------------------------------------------------------------------------------
Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36(5)                $  1,011,625    $     1,012,305
-----------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1, 5.38%, 4/25/36(5)                     1,011,202          1,011,866
-----------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                   2,089,200          2,083,790
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%,
7/25/36(5)                                                                 1,790,000          1,791,074
                                                                                        -------------------
Total Asset-Backed Securities (Cost $54,727,166)                                             54,674,059
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.0%
Fannie Mae Unsec. Nts., 3.69%, 10/5/07(9)                                  2,255,000          2,159,609
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                            1,210,000          1,187,875
5.25%, 7/18/11                                                             1,310,000          1,339,523
6.625%, 9/15/09                                                            2,340,000          2,456,923
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.75%, 12/15/10                                                            3,405,000          3,411,800
5%, 10/15/11                                                               1,300,000          1,317,524
6%, 5/15/11                                                                1,455,000          1,530,775
7.25%, 1/15/10                                                             3,420,000          3,668,477
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36                                                             3,668,000          3,632,754
8.875%, 8/15/17                                                              285,000            389,270
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 10/31/11-11/15/16                                                  9,359,000          9,446,858
4.875%, 10/31/08                                                           1,749,000          1,757,199
                                                                                        ------------------
Total U.S. Government Obligations (Cost $32,028,090)                                         32,298,587
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.3%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                             2,425,000          2,486,476
-----------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:
5.75% Sr. Sec. Nts., Series B, 2/15/11                                     5,000,000          4,875,000
8.50% Sr. Sub. Nts., 12/1/08                                               2,500,000          2,650,000
-----------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07(10)              770,000            776,624
-----------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.20% Nts., 8/15/15(8)                         3,115,000          3,022,594
-----------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(11)                                 2,500,000          2,600,000
-----------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds(12)                              3,150,000          3,147,858
-----------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                            1,515,000          1,469,550
8.375% Sr. Nts., 4/15/12                                                     800,000            824,000
-----------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09         1,860,000          1,997,638
-----------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09                 3,310,000          3,414,364
-----------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                 3,690,000          3,927,396
-----------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                          2,400,000          2,507,750
-----------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC:
11% Sr. Sec. Nts., 10/1/15(13)                                            64,075,000         63,113,875
11% Sr. Sec. Nts., 10/1/15(11)                                            29,072,000         28,490,560

8  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------
13.50% Sr. Unsec. Unsub. Nts., 1/15/14                                  $ 14,000,000    $    13,230,000
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                   5,601,000          5,636,006
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc., 5.40% Sr. Nts., 3/7/13                                    2,960,000          2,975,371
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sub. Nts., 8/25/36                                 1,220,000          1,314,887
-----------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                    1,965,000          1,907,824
-----------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                  3,590,000          3,708,527
-----------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568% Pass-Through Certificates,
Series D, 12/1/06(11)                                                     10,250,000         10,256,406
-----------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                       3,000,000          2,977,500
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                            1,790,000          1,746,283
6.125% Nts., 1/15/14                                                       1,315,000          1,321,467
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 7.30% Nts., 1/15/12           2,760,000          2,960,605
-----------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                           1,820,000          2,216,855
-----------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                   590,000            601,538
-----------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                            360,000            352,245
-----------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                         1,810,000          1,805,475
-----------------------------------------------------------------------------------------------------------
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08                                                578,000            583,058
7.625% Sr. Unsec. Nts., 9/1/08(11)                                         2,170,000          2,226,963
-----------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B,
6/1/33                                                                       780,000            746,391
-----------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP:
5.65% Sr. Unsec. Unsub. Nts., 8/1/12                                         575,000            580,350
6.625% Sr. Nts., 10/15/36                                                  1,250,000          1,329,748
-----------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts.,
2/1/11                                                                     2,780,000          2,990,693
-----------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                3,780,000          4,182,922
-----------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08          1,945,000          1,986,938
-----------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31              1,145,000          1,354,632
-----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10(8)                   5,600,000          5,950,134
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                        2,130,000          2,147,956
9.393% Unsub. Nts., 12/15/08(5)                                              359,000            385,836
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                         2,355,000          2,647,166
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34              3,055,000          3,196,343
-----------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(8,12)                      3,200,000          3,275,328
-----------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                          2,985,000          3,096,938
-----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                        2,135,000          2,295,125
-----------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(5)                    4,500,000          4,586,589
-----------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07(8)                                2,855,000          2,869,986
-----------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08(8)                                                                1,645,000          1,640,225
-----------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08(5)                1,410,000          1,473,450
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                     1,000,000          1,051,250
-----------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                       3,135,000          3,083,978
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                             2,960,000          2,942,178
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                    2,525,000          2,436,625
8.875% Sr. Sub. Nts., 4/1/12                                               1,600,000          1,630,000

9  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                          $    500,000    $       509,157
7.75% Sr. Unsec. Nts., 2/15/12                                               280,000            309,178
-----------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                              1,915,000          1,780,257
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33           2,705,000          3,023,617
-----------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                         2,970,000          2,974,601
-----------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                               2,760,000          2,883,869
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                845,000            887,471
-----------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                      2,965,000          3,040,972
-----------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                            1,930,000          1,840,068
7.125% Sr. Unsec. Nts., 6/15/09                                            1,660,000          1,727,474
-----------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                    1,050,000          1,068,628
-----------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                          3,160,000          3,162,158
-----------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts., 4/1/12                       2,815,000          2,982,028
-----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                2,960,000          2,967,400
-----------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                  2,630,000          2,932,450
-----------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                1,975,000          2,083,902
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.75% Sub. Nts., 4/1/14                                    3,080,000          2,983,889
-----------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                   4,060,000          4,420,865
-----------------------------------------------------------------------------------------------------------
ONEOK Partners LP, 6.65% Nts., 10/1/36                                     1,480,000          1,566,510
-----------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                                                     4,260,000          4,479,390
-----------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1,
6/15/10(8)                                                                 3,827,500          3,786,220
-----------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13(8)                                                                    888,180            840,294
-----------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                           3,665,000          3,608,072
-----------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23(8)               2,910,000          3,641,324
-----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                    2,970,000          3,812,856
-----------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                1,945,000          1,944,490
-----------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                    2,975,000          2,948,766
-----------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08(10)                                363,000            364,815
-----------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Unsec. Nts., 6/1/07               90,000             90,479
-----------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                          1,235,000          1,193,839
-----------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07(8)                    1,848,000          1,857,839
-----------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                          13,500,000         11,559,375
-----------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07            800,000            812,334
-----------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                               4,385,000          4,569,753
-----------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                 1,260,000          1,210,638
-----------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12           1,000,000          1,035,000
-----------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                 1,610,000          1,544,740
-----------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Sr. Unsec. Nts., 11/15/08                   1,470,000          1,435,725
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                         3,020,000          2,986,807
-----------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                               2,715,000          3,002,605
-----------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                        1,395,000          1,415,289
7.625% Sr. Unsec. Nts., 2/15/12                                              115,000            124,290
-----------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                 2,400,000          2,988,790
-----------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                 1,615,000          1,603,753
-----------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                       1,955,000          1,973,377
-----------------------------------------------------------------------------------------------------------
United States Steel Corp., 10.75% Sr. Nts., 8/1/08(11)                       545,000            594,050

10  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                         $  1,880,000    $     1,836,967
3.875% Sr. Unsec. Nts., 10/15/08                                             875,000            836,168
-----------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.875% Bonds, 11/21/36                                   825,000            837,251
-----------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                          700,000            715,637
-----------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                  2,990,000          2,988,702
-----------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                        2,230,000          2,329,998
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. Credit Linked Certificate Trust (The), 6.75%
Nts., 4/15/09(11)                                                          2,885,000          2,935,488
-----------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                2,750,000          3,003,193
-----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                  1,890,000          2,086,416
                                                                                        -------------------
Total Non-Convertible Corporate Bonds and Notes (Cost $357,723,110)                         365,144,700
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--9.1%
CSK Auto, Inc., 4.625% Cv. Sr. Unsec. Nts., 12/15/25(5,8)                 11,000,000         14,423,750
-----------------------------------------------------------------------------------------------------------
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11(11)                                 2,000,000          2,067,050
-----------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 3/15/10            15,000,000         13,725,000
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23
3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for            56,000,000         66,780,000
Viacom, Inc. Cl. B common stock or cash based on the value thereof)      125,000,000        100,781,250
-----------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A,
6/15/23                                                                    7,500,000          7,725,000
-----------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                  22,500,000         21,740,625
-----------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                     21,750,000         29,172,188
-----------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 2.50% Cv. Sr. Nts., 2/15/09                 26,500,000         30,243,125
-----------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 1.75% Cv. Sr. Nts., 12/1/09            11,000,000          9,226,250
                                                                                        -------------------
Total Convertible Corporate Bonds and Notes (Cost $289,573,431)                             295,884,238
-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--12.9%
Bear Stearns Global Asset Holdings Ltd., Cv. Linked Premium Equity
Redemption Cumulative Securities, 2.10%, 6/21/07 (redemption
linked to the common shares of Wal-Mart Stores, Inc.)(11)                    546,807         25,191,398
-----------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Pulte Homes, Inc. Cv. Equity Linked Nts., 7.55%, 3/14/07                     259,673          9,093,203
Tyco International Ltd. Cv. Equity Linked Nts., 2.87%, 12/15/06            1,170,961         35,480,118
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York):
Cv. Equity Linked Nts., 1.60%, 12/29/06 (linked to Comcast Corp.,
Cl. A common stock)                                                        1,724,340         58,584,452
Cv. Equity Linked Nts., 6%, 5/21/07 (linked to Circuit City
Stores, Inc.)                                                                612,500         15,257,375
-----------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Cv. Mandatory Exchangeable Nts., Series S,
3.73%, 6/27/07 (linked to the common stock of Sprint Nextel Corp.)           572,000         10,850,840
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Cv. Equity Linked Nts., 4.70%, 5/3/07 (linked to Boston Scientific
Corp.)(11)                                                                   566,560          9,089,889
Cv. Mandatory Exchangeable Linked Nts., 3.40%, 1/2/07 (linked to
the common stock of EchoStar Communications Corp.)                           595,400         19,657,131
Cv. Mandatory Exchangeable Linked Nts., 7.45%, 10/16/07 (linked to
GlobalSantaFe Corp.)(11)                                                     431,007         23,877,788

11  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
Lehman Brothers Holdings, Inc.:
Cv. Medium-Term Linked Nts., Series TYC, 3.60%, 3/10/07 (linked to
the common stock of Tyco International Ltd.)                            $  1,968,811    $    58,414,622
Cv. Yield Enhanced Equity Linked Debt Securities, Series H, 7%,
12/20/06 (linked to CarMax, Inc.)                                            764,498         24,081,684
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Cv. Linked Nts., 6%, 12/5/07 (linked to
Corning, Inc.)(11)                                                           714,300         15,286,020
-----------------------------------------------------------------------------------------------------------
Morgan Stanley:
Cv. Linked Nts., 18.10%, 12/6/07 (linked to Satellite Radio
Holdings, Inc.)(11)                                                          696,865         10,153,323
Cv. Linked Nts., 3.42%, 3/16/07 (linked to Tyco International
Ltd.)(11)                                                                  1,171,000         35,007,045
Cv. Mandatory Exchangeable Linked Nts., 4.50%, 7/6/07 (linked to
the common stock of Clear Channel Communications)(11)                        759,622         25,815,754
Cv. Performance Equity Linked Redemption Quarterly-pay Nts.,
2.50%, 12/20/06 (linked to common stock of Microsoft Corp.)                1,000,000         25,805,000
-----------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 13.20% Cv. Linked Nts., Series X MSR (linked to          1,016,777         15,068,635
XM Satellite Radio)(11)
                                                                                        -------------------
Total Structured Notes (Cost $367,066,460)                                                  416,714,277
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,627,634,736)                              103.7%     3,354,069,634
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (3.7)      (118,991,433)
                                                                        -----------------------------------
Net Assets                                                                     100.0%   $ 3,235,078,201
                                                                        ===================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES        GROSS             GROSS                     SHARES
                           AUGUST 31, 2006    ADDITIONS        REDUCTIONS           NOVEMBER 30, 2006
-------------------------------------------------------------------------------------------------------
CSK Auto Corp.                   5,502,500           --           433,250                   5,069,250
Enbridge Energy Management LLC     747,702       13,530*           60,954**                   700,278

                                                  VALUE          DIVIDEND                     REALIZED
                                             SEE NOTE 1            INCOME                         GAIN
-------------------------------------------------------------------------------------------------------
CSK Auto Corp.                             $ 84,403,013               $--                    $ 662,005

Enbridge Energy Management LLC               34,523,695                --                      865,162
                                         --------------------------------------------------------------
                                           $118,926,708               $--                   $1,527,167
                                         ==============================================================

* All or portion of the transactions were the result of a stock split or dividend.
** Result of a corporate action.


12  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                    CONTRACTS     EXPIRATION       EXERCISE        PREMIUM
                              SUBJECT TO CALL          DATES          PRICE       RECEIVED              VALUE
----------------------------------------------------------------------------------------------------------------

ACE Ltd.                                   75       12/18/06         $60.00         $8,100        $        --
Altria Group, Inc.                      6,750       12/18/06          90.00        415,112             33,750
BellSouth Corp.                         1,000       12/18/06          45.00         28,999             50,000
ConocoPhillips                            800       1/22/07           75.00         23,869             32,000
Embarq Corp.                              600       1/22/07           55.00         26,399             12,000
Kinder Morgan, Inc.                     9,500       1/22/07          105.00      1,918,940          1,425,000
Kraft Foods, Inc., Cl.A                15,000       3/16/07           30.53      7,800,000          6,901,350
Packaging Corp. of America                450       1/22/07           22.50         43,667             24,750
Pfizer, Inc.                              250       12/18/06          27.50          6,625             10,000
Pfizer, Inc.                              400       12/18/06          30.00         11,350                 --
Raytheon Co.                           10,000       12/18/06          50.00      1,019,968          1,300,000
Sanofi-Aventis SA, ADR                    150       12/18/06          45.00          3,980              6,750
Sempra Energy                           5,000       1/22/07           50.00      2,152,436          2,600,000
U.S. Bancorp                           10,000       12/18/06          32.50      1,423,768          1,250,000
Wachovia Corp.                             50       1/22/07           57.50            700              1,000
Williams Cos., Inc. (The)               2,850       1/22/07           30.00         61,494            128,250
                                                                              ----------------------------------
                                                                               $14,945,407        $13,774,850
                                                                              ==================================

4. When-issued security or forward commitment to be delivered and settled after November 30, 2006. See accompanying Notes.
5. Represents the current interest rate for a variable or increasing rate security.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $17,520,590 or 0.54% of the Fund's net assets as of November 30, 2006.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,355,270 or 0.07% of the Fund's net assets as of November 30, 2006.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $44,226,936 or 1.37% of the Fund's net assets as of November 30, 2006.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $887,174. See accompanying Notes.


13  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


11. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $208,660,369, which represents 6.45% of the Fund's net assets. See accompanying Notes.
12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
13. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                        CONTRACTS     EXPIRATION         EXERCISE        PREMIUM
                                   SUBJECT TO PUT          DATES            PRICE       RECEIVED        VALUE
----------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                            375       12/18/06        $   80.00    $    45,749   $     7,500
Boston Scientific Corp.                       350       1/21/08             20.00        145,945       143,500
Capital One Financial Corp.                   250       1/22/07             75.00         51,748        46,250
Capital One Financial Corp.                 1,000       3/19/07             75.00        288,991       290,000
Caremark Rx, Inc.                           1,654       12/18/06            50.00        482,953       529,280
Caremark Rx, Inc.                             175       1/22/07             50.00         80,148        61,250
Caremark Rx, Inc.                           2,189       3/19/07             50.00      1,122,122       919,380
Corning, Inc.                              10,000       1/22/07             20.00        993,519       350,000
CVS Corp.                                   1,000       2/19/07             27.50        106,997        80,000
Diamond Offshore Drilling, Inc.             2,250       12/18/06            70.00        566,982        45,000
Domino's Pizza, Inc.                        1,000       3/19/07             25.00         53,998        55,000
ENSCO International, Inc.                     982       12/18/06            50.00        726,692        68,740
General Electric Co.                        1,250       1/22/07             35.00         76,873        62,500
GlobalSantaFe Corp.                         6,350       1/22/07             57.50      6,160,936     1,066,800
PMI Group, Inc. (The)                       1,057       12/18/06            45.00        336,232       174,405
PMI Group, Inc. (The)                         225       1/22/07             45.00         43,649        42,750
SLM Corp.                                     500       1/22/07             45.00         53,998        47,500
Sun Microsystems, Inc.                      2,500       1/22/07              5.00         78,748        12,500
Take-Two Interactive Software, Inc.         8,350       12/18/06            15.00      2,815,237       167,000
Tenet Healthcare Corp.                      2,500       2/19/07              8.00        247,598       250,000
Transocean, Inc.                            3,000       12/18/06            80.00      1,695,338       900,000
Wyndham Worldwide Corp.                     1,000       1/22/07             30.00         45,559        25,000
Yahoo!, Inc.                                2,500       1/22/07             22.50        294,991        37,500
                                                                                   -----------------------------
                                                                                    $16,515,003   $ 5,381,855
                                                                                   =============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be


14  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in


15  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2006, the Fund had purchased $141,486,047 of securities issued on a when-issued basis or forward commitment and sold $31,906,714 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values


16  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


17  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


As of November 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                     UNREALIZED
                                EXPIRATION    NUMBER OF      VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                 DATES    CONTRACTS    NOVEMBER 30, 2006     (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    3/21/07          527          $60,275,625         $  753,255
U.S. Treasury Nts., 10 yr.         3/21/07           64            6,988,000             45,425
                                                                                     ------------

                                                                                        798,680
                                                                                     ------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.      12/7/06          157           24,634,626           (239,903)
U.S. Treasury Nts., 2 yr.          3/30/07          583          119,515,000           (267,199)
U.S. Treasury Nts., 5 yr.          3/30/07          241           25,583,656           (118,233)
                                                                                     ------------
                                                                                     $ (625,335)
                                                                                     ------------
                                                                                        173,345
                                                                                     ============

OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market

18  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended November 30, 2006 was as follows:

                                              CALL OPTIONS                       PUT OPTIONS
                             -----------------------------------------------------------------
                                 NUMBER OF       AMOUNT OF        NUMBER OF        AMOUNT OF
                                 CONTRACTS        PREMIUMS        CONTRACTS         PREMIUMS
----------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2006                     67,250      $6,344,173           38,668     $ 21,187,171
Options written                     80,325      16,610,019           59,525       15,192,385
Options closed or expired          (84,700)     (8,008,785)         (45,322)     (18,105,443)
Options exercised                       --              --           (2,414)      (1,759,110)
                             -----------------------------------------------------------------
Options outstanding as of
November 30, 2006                   62,875     $14,945,407           50,457      $16,515,003
                             =================================================================

TOTAL RETURN SWAP CONTRACTS
A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of November 30, 2006, the Fund had entered into the following total return swap agreements:

19  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited




               SWAP     NOTIONAL                                                         TERMINATION       UNREALIZED
       COUNTERPARTY       AMOUNT          PAID BY THE FUND      RECEIVED BY THE FUND           DATES     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
                                          If negative, the      Lehman Brothers CMBS         12/1/06
                                     absolute value of the         Spread plus Total
                                   Total Return Amount for   Return Amount value for
Deutsche Bank AG      $5,560,000     a given Index Period.     a given Index Period.                          $ 8,414
-----------------------------------------------------------------------------------------------------------------------
                                                                If positive, receive         12/1/06
                                          If negative, the         the Spread on the
                                     absolute value of the      Lehman Brothers CMBS
Lehman Brothers                       Lehman Brothers CMBS        AAA 8.5 plus Index
Special Financing,                      AAA 8.5 plus Index      Spread Return Amount
Inc.                   6,170,000     Spread Return Amount.         and Carry Amount.                            9,370
                                                                                                       ----------------
                                                                                                              $17,784
                                                                                                       ===============

Abbreviation is as follows:
CMBS   Commercial Mortgage Backed Securities

CREDIT DEFAULT SWAP CONTRACTS
Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual

20  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of November 30, 2006 is as follows:

                                                            NOTIONAL AMOUNT        ANNUAL
                                                            RECEIVED BY THE      INTEREST                                UNREALIZED
                                                                  FUND UPON     RATE PAID        TERMINATION           APPRECIATION
COUNTERPARTY            REFERENCED DEBT OBLIGATION             CREDIT EVENT   BY THE FUND              DATES         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG        Weyerhaeuser Co.                         $2,910,000         0.580%           9/20/11              $(18,213)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                        Arrow Electronics, Inc.                   2,910,000         0.790            9/20/11               (58,230)

                        Arrow Electronics, Inc.                   1,470,000         0.770            9/20/11               (28,043)

                        Belo Corp.                                1,675,000         0.650            6/20/11                 3,559

                        Belo Corp.                                  925,000         0.670            6/20/11                 1,145

                        Belo Corp.                                1,870,000         0.675            6/20/11                 1,901

                        Ford Motor Co.                            1,455,000         5.300           12/20/08               (84,606)

                        Ford Motor Co.                            3,060,000         5.400           12/20/08              (185,747)

                        General Motors Corp.                      1,525,000         4.000           12/20/08               (61,637)

                        General Motors Corp.                      1,480,000         3.950           12/20/08               (57,825)

                        International Paper Co.                   3,055,000         0.409           12/20/11                (9,651)
                                                                                                                     --------------
                                                                                                                         $(497,347)
                                                                                                                     ==============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the

21  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of November 30, 2006 is as follows:

                                                                                         ANNUAL
                                                                                       INTEREST
                                                                  NOTIONAL AMOUNT          RATE
                                                                 PAID BY THE FUND   RECEIVED BY     TERMINATION          UNREALIZED
COUNTERPARTY            REFERENCED DEBT OBLIGATION              UPON CREDIT EVENT      THE FUND           DATES        APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                        Abitibi-Consolidated Co. of Canada             $2,385,000          1.52%        9/20/07              $3,045

                        Allied Waste North America, Inc.                  920,000          2.00         9/20/09              22,081

                        Allied Waste North America, Inc.                1,440,000          2.00         9/20/09              34,562

                        Bombardier, Inc.                                  735,000          0.90         9/20/07               2,777

                        Eastman Kodak Co.                               2,055,000          1.00        12/20/08              15,471

                        General Motors Corp.                              920,000          6.40        12/20/06              14,317

                        General Motors Corp.                              560,000          6.40        12/20/06               8,715

                        General Motors Acceptance Corp.                   825,000          2.30         6/20/07              11,683
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                        ArvinMeritor, Inc.                                820,000          1.05         9/20/07              2,759

                        ArvinMeritor, Inc.                                675,000          1.10         9/20/07              2,638

                        ArvinMeritor, Inc.                                 50,000          1.20         9/20/07                239

                        Bombardier, Inc.                                  820,000          1.00         9/20/07              6,553

22  |  Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                        Bombardier, Inc.                                  820,000          1.05         9/20/07              7,247
                        Ford Motor Co.                                  1,455,000          7.05        12/20/16            138,116

                        Ford Motor Co.                                  3,060,000          7.15        12/20/16            308,951

                        General Motors Corp.                            1,525,000          5.80        12/20/16            130,818

                        General Motors Corp.                            1,480,000          5.75        12/20/16            122,005

                        General Motors Acceptance Corp.                 1,875,000          3.15         6/20/07             49,065

                        Hyundai Motor Manufacturing Alabama LLC         1,280,000          0.40         6/20/07              2,844

                        J.C. Penney Co., Inc.                           2,910,000          0.61         6/20/13             26,470
                                                                                                                        ------------
                                                                                                                          $910,356
                                                                                                                        ============

ILLIQUID SECURITIES
As of November 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   2,645,427,655
Federal tax cost of other investments              (134,103,412)
                                              ------------------
Total federal tax cost                        $   2,511,324,243
                                              ==================

Gross unrealized appreciation                 $     747,413,616
Gross unrealized depreciation                       (25,899,364)
                                              ------------------
Net unrealized appreciation                   $     721,514,252
                                              ==================


23  |  Oppenheimer Capital Income Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By: /S/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007